Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,249,122	¥ 1,191,966
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	669,612	663,762
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 579,510	¥ 528,204